Condensed Consolidating Financial Information (Details) (USD $) In Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
REVENUES
Operating revenues	$ 820,317	$ 594,532	$ 1,580,758	$ 1,126,877
Revenues Total	820,317	594,532	1,580,758	1,126,877	2,411,984	2,108,250
OPERATING EXPENSES
Cost of sales and services	616,778	469,482	1,191,176	875,992
Selling, general and administrative expenses	42,765	37,183	86,472	72,336	150,865	139,293
Depreciation and amortization expense	45,238	30,600	90,390	61,678	124,202	118,108
Other operating (income) expense	(373)	486	(2,781)	687	(82)	2,606
Operating income (loss)	115,163	57,753	209,939	117,558	255,582	118,729
Interest expense, net of capitalized interest	12,532	3,500	22,781	6,971	16,274	15,266
Interest income	235	103	1,248	181	751	380
Equity in earnings of unconsolidated affiliates	2	34	53	64	239	1,452
Other income/ (expense)	488	(192)	631	570	330	414
Income before income taxes	103,356	54,198	189,090	111,402	240,628	105,709
Income tax provision	28,887	16,590	52,270	33,379	72,023	46,097
Net income	74,469	37,608	136,820	78,023	168,605	59,612
Less: Net income attributable to noncontrolling interest	226	131	500	303	587	498
Net income attributable to Oil States International, Inc.	74,243	37,477	136,320	77,720	168,018	59,114
Guarantor Subsidiaries [Member]
REVENUES
Operating revenues	582,948	425,979	1,106,232	753,054
Intercompany revenues	1,645	4,653	3,301	18,208
Revenues Total	584,593	430,632	1,109,533	771,262
OPERATING EXPENSES
Cost of sales and services	480,126	363,640	913,322	646,042
Intercompany cost of sales and services	778	2,992	1,852	13,518
Selling, general and administrative expenses	19,759	19,997	39,403	38,002
Depreciation and amortization expense	19,300	18,763	40,806	38,149
Other operating (income) expense	40	139	156	263
Operating income (loss)	64,670	25,379	114,306	35,814
Interest expense, net of capitalized interest	342	142	688	291
Interest income	778	18	6,561	48
Equity in earnings of unconsolidated affiliates	5,796	8,666	12,981	17,156
Other income/ (expense)	274	160	424	950
Income before income taxes	71,176	34,081	133,584	53,677
Income tax provision	14,748	6,843	28,955	7,318
Net income	56,428	27,238	104,629	46,359
Net income attributable to Oil States International, Inc.	56,428	27,238	104,629	46,359
Other Subsidiaries (Non - Guarantors) [Member]
REVENUES
Operating revenues	237,369	168,553	474,526	373,823
Intercompany revenues	216	120	532	126
Revenues Total	237,585	168,673	475,058	373,949
OPERATING EXPENSES
Cost of sales and services	137,528	107,580	279,454	234,712
Intercompany cost of sales and services	207	43	381	54
Selling, general and administrative expenses	13,471	9,109	28,135	17,541
Depreciation and amortization expense	25,737	11,660	49,199	23,174
Other operating (income) expense	(364)	347	(1,854)	322
Operating income (loss)	60,278	40,628	16,035	98,790
Interest expense, net of capitalized interest	17,978	119	40,435	249
Interest income	13,658	118	27,283	201
Equity in earnings of unconsolidated affiliates	(229)		(226)
Other income/ (expense)	214	(352)	207	(380)
Income before income taxes	55,943	40,275	102,864	98,362
Income tax provision	14,793	10,378	24,612	27,280
Net income	41,150	29,897	78,252	71,082
Less: Net income attributable to noncontrolling interest	209	128	477	305
Net income attributable to Oil States International, Inc.	40,941	29,769	77,775	70,777
Oil States International, Inc. (Parent/Guarantor) [Member]
OPERATING EXPENSES
Selling, general and administrative expenses	9,535	8,077	18,934	16,793
Depreciation and amortization expense	203	179	388	358
Other operating (income) expense	(49)		(1,082)	102
Operating income (loss)	(9,787)	(8,256)	(20,404)	(17,049)
Interest expense, net of capitalized interest	11,061	3,272	19,472	6,499
Interest income	2,648		5,217
Equity in earnings of unconsolidated affiliates	91,788	48,374	169,682	100,050
Income before income taxes	73,588	36,846	135,023	76,502
Income tax provision	(654)	(631)	(1,297)	(1,219)
Net income	74,242	37,477	136,320	77,721
Net income attributable to Oil States International, Inc.	74,242	37,477	136,320	77,721
Consolidating Adjustment [Member]
REVENUES
Intercompany revenues	(1,861)	(4,773)	(3,833)	(18,334)
Revenues Total	(1,861)	(4,773)	(3,833)	(18,334)
OPERATING EXPENSES
Cost of sales and services	(876)	(1,738)	(1,600)	(4,762)
Intercompany cost of sales and services	(985)	(3,035)	(2,233)	(13,572)
Depreciation and amortization expense	(2)	(2)	(3)	(3)
Other operating (income) expense			(1)
Operating income (loss)	2	2	2	3
Interest expense, net of capitalized interest	(16,849)	(33)	(37,814)	(68)
Interest income	(16,849)	(33)	(37,813)	(68)
Equity in earnings of unconsolidated affiliates	(97,353)	(57,006)	(182,384)	(117,142)
Income before income taxes	(97,351)	(57,004)	(182,381)	(117,139)
Net income	(97,351)	(57,004)	(182,381)	(117,139)
Less: Net income attributable to noncontrolling interest	17	3	23	(2)
Net income attributable to Oil States International, Inc.	$ (97,368)	$ (57,007)	$ (182,404)	$ (117,137)